Accounts Receivable, Net	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of June 30, 2024 and 2023:

	2024	2023
Accounts receivable	$753,001	$1,018,691
Less: allowance for credit loss	(288,585)	-
Accounts receivable, net	$464,416	$1,018,691

Changes of allowance for credit loss for accounts receivable for the fiscal years ended June 30, 2024 and 2023 are as follows:

	2024	2023

Beginning balance	$-	$-
Additions	288,662	-
Exchange rate difference	(77)	-
Ending balance	$288,585	$-

The Company gives its customers credit periods of 30 days to 1 year and continually assesses the recoverability of uncollected accounts receivable. For the years ended June 30, 2024 and 2023, the Company assessed the recoverability of its accounts receivable and record expected credit losses of $288,662 and Nil, respectively.